Consolidated Statements of Income and Comprehensive Income		12 Months Ended
		Mar. 31, 2025 HKD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares
REVENUE
Total revenue		$ 378,169,751	$ 48,608,562	$ 251,979,875	$ 84,485,339
COST OF REVENUE
Total cost of revenue		(318,110,790)	(40,888,802)	(187,920,609)	(60,078,321)
Gross profit		60,058,961	7,719,760	64,059,266	24,407,018
OPERATING EXPENSES
Personnel and benefit expense		(17,572,985)	(2,258,767)	(15,509,419)	(4,733,405)
Depreciation of property and equipment		(2,435,879)	(313,099)	(2,391,477)	(696,482)
Amortization of operating lease right-of-use assets		(2,859,872)	(367,598)	(2,455,945)	(567,166)
Management fee – related party					(3,600,000)
Professional fee		(4,334,763)	(557,174)	(3,207,518)	(1,771,687)
Provision for expected credit losses		(16,802,195)	(2,159,693)	(7,022,680)	(1,809,747)
Others		(6,283,703)	(807,685)	(5,287,115)	(1,820,087)
Total operating expenses		(50,289,397)	(6,464,016)	(35,874,154)	(14,998,574)
INCOME FROM CONTINUING OPERATION		9,769,564	1,255,744	28,185,112	9,408,444
OTHER INCOME (EXPENSES)
Bank interest income		849,735	109,222	195,319	9
Interest expense		(2,692,394)	(346,071)	(1,486,629)	(220,201)
Other income		967,218	124,323	41,800	267,053
Other expense		(22,084)	(2,839)	(1,600)
Impairment loss on goodwill				(1,500,000)
Total other income (expenses), net		(897,525)	(115,365)	(2,751,110)	46,861
INCOME FROM CONTINUING OPERATION BEFORE INCOME TAX EXPENSES		8,872,039	1,140,379	25,434,002	9,455,305
INCOME TAX EXPENSES		(6,431,499)	(826,681)	(5,806,012)	(1,994,996)
NET INCOME FROM CONTINUING OPERATION		2,440,540	313,698	19,627,990	7,460,309
DISCONTINUED OPERATION
Income from discontinued operation					4,133,971
Gain on disposal					52,016,401
GAIN ON DISCONTINUED OPERATION					56,150,372
NET INCOME		2,440,540	313,698	19,627,990	63,610,681
Add: net loss attributable to non-controlling interests from continuing operation		(5,428,991)	(697,823)	(131,456)	(101,880)
NET INCOME ATTRIBUTABLE TO THE COMPANY’S ORDINARY SHAREHOLDERS AND TOTAL COMPREHENSIVE INCOME		$ 7,869,531	$ 1,011,521	$ 19,759,446	$ 63,712,561
Weighted average number of ordinary shares:
Basic (in Shares)	[1]	61,462,175	61,462,175	60,000,000	41,753,425
Diluted (in Shares)	[1]	61,462,175	61,462,175	60,000,000	41,753,425
Earnings per ordinary share – basic and diluted*
Continuing operation, basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.13	$ 0.02	$ 0.33	$ 0.18
Continuing operation, diluted (in Dollars per share and Dollars per share) | (per share)	[1]	0.13	0.02	0.33	0.18
Discontinued operation, basic (in Dollars per share and Dollars per share) | (per share)	[1]				1.34
Discontinued operation, diluted (in Dollars per share and Dollars per share) | (per share)	[1]				1.34
Ordinary shareholders, basic (in Dollars per share and Dollars per share) | (per share)	[1]	0.13	0.02	0.33	1.52
Ordinary shareholders, diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.13	$ 0.02	$ 0.33	$ 1.52
External
REVENUE
Total revenue		$ 376,679,376	$ 48,416,995	$ 250,237,197	$ 82,675,853
COST OF REVENUE
Total cost of revenue		(301,547,005)	(38,759,753)	(187,920,609)	(59,116,383)
Related Parties
REVENUE
Total revenue		1,490,375	191,567	1,742,678	1,809,486
COST OF REVENUE
Total cost of revenue		$ (16,563,785)	$ (2,129,049)		$ (961,938)

[1]	Retrospectively restated for effect of share recapitalization (Note 1).